Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Leases
14. Leases

As explained in Note 11, “Property, plant and equipment”, during the year ended December 31, 2023, the Group entered into a lease for an office space. The right-of-use asset relating to this lease has been included in property, plant and equipment. At the lease commencement date, the right-of-use asset was recognized at the present value of the future lease payments, discounted at the Group’s incremental borrowing rate which was calculated as 6%. Movement in the right-of-use asset during the year ended December 31, 2023, is shown below.

Office Buildings
$’000
2023
Balance at January 1	—
Additions to right of use assets	1,179
Depreciation charge	(247)
Exchange difference	14
Balance at December 31	946

At December 31, 2023, the Group’s lease liability was $1.0 million. Interest expense of $0.1 million was recognized on lease liabilities in the year ended December 31, 2023 (2022: $nil). The following table sets out the maturity analysis of lease payments, on an undiscounted basis.

Maturity Analysis
$’000
At December 31, 2023
Less than one year	360
One to two years	288
Two to three years	288
Three to four years	144
Total undiscounted lease payable	1,080

Lease expenses for short-term leases were $0.1 million for the year ended December 31, 2023 (2022: $0.1 million, 2021: $0.1 million).